IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated December 15, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus, each dated September 1, 2020 and Statement of Additional Information (the “SAI”), dated September 1, 2020 (as revised December 7, 2020), for the iShares Morningstar Small-Cap Value ETF (JKL), iShares Morningstar Large-Cap Value ETF (JKF), iShares Morningstar Mid-Cap ETF (JKG), iShares Morningstar Small-Cap ETF (JKJ), iShares Morningstar Small-Cap Growth ETF (JKK), iShares Morningstar Large-Cap ETF (JKD), iShares Morningstar Mid-Cap Growth ETF (JKH), and iShares Morningstar Mid-Cap Value ETF (JKI) (collectively, the “Funds” and each a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for each Fund.

The Board of Trustees (the “Board”) has approved the following changes for each Fund that are expected to be implemented on a date specified by the officers of the Trust, and such date shall be no earlier than March 19, 2021:

Current Fund Name and Ticker	New Fund Name	New Ticker	Current Underlying Index	New Underlying Index
iShares Morningstar Small-Cap Value ETF (JKL)	N/A	ISCV	Morningstar® US Small Value IndexSM	Morningstar® US Small Cap Broad Value Extended IndexSM

iShares Morningstar Large-Cap Value ETF (JKF)	iShares Morningstar Value ETF	ILCV	Morningstar® US Large Value IndexSM	Morningstar® US Large-Mid Cap Broad Value IndexSM

iShares Morningstar Mid-Cap ETF (JKG)	N/A	IMCB	Morningstar® US Mid Core IndexSM	Morningstar® US Mid Cap IndexSM

iShares Morningstar Small-Cap ETF (JKJ)	N/A	ISCB	Morningstar® US Small Core IndexSM	Morningstar® US Small Cap Extended IndexSM

iShares Morningstar Small-Cap Growth ETF (JKK)	N/A	ISCG	Morningstar® US Small Growth IndexSM	Morningstar® US Small Cap Broad Growth Extended Index

Current Fund Name and Ticker	New Fund Name	New Ticker	Current Underlying Index	New Underlying Index
iShares Morningstar Large-Cap ETF (JKD)	iShares Morningstar U.S. Equity ETF	ILCB	Morningstar® US Large Core IndexSM	Morningstar® US Large-Mid Cap IndexSM

iShares Morningstar Mid-Cap Growth ETF (JKH)	N/A	IMCG	Morningstar® US Mid Growth IndexSM	Morningstar® US Mid Cap Broad Growth IndexSM

iShares Morningstar Mid-Cap Value ETF (JKI)	N/A	IMCV	Morningstar® US Mid Value IndexSM	Morningstar® US Mid Cap Broad Value IndexSM

The following changes for the Funds are expected to be implemented no earlier than March 19, 2021.

Change in certain of the Funds’ “Investment Objective”

The section entitled “Investment Objective” on page S-1 of the Prospectus and Summary Prospectus of the iShares Morningstar Large-Cap Value ETF shall be deleted in its entirety and replaced with the following:

The iShares Morningstar Value ETF seeks to track the investment results of an index composed of large-and mid-capitalization U.S. equities that exhibit value characteristics.

The section entitled “Investment Objective” on page S-1 of the Prospectus and Summary Prospectus of the iShares Morningstar Large-Cap ETF shall be deleted in its entirety and replaced with the following:

The iShares Morningstar U.S. Equity ETF seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities.

Change in the Funds’ “Principal Investment Strategies”

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for JKL shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Morningstar US Small Cap Broad Value Extended IndexSM (the “Underlying Index”), which measures the performance of stocks issued by small-capitalization companies that have exhibited above-average “value” characteristics as determined by Morningstar, Inc.’s (“Morningstar” or the “Index Provider”) proprietary index methodology. Underlying Index constituents are drawn from the pool of stocks issued by U.S. based companies that trade publicly on the New York Stock Exchange

(“NYSE”), the NYSE Amex Equities or The NASDAQ Stock Market. The Morningstar index methodology defines “small capitalization” stocks as those stocks that generally fall between the 90th and 99.5th percentile of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly-traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. The stocks in the Underlying Index are designated as “value” because they are issued by companies that typically have relatively low valuations based on price-to earnings, price-to-book value, price-to sales, price-to-cash flow and dividend yields. The stocks in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for trading. As of September 30, 2020, a significant portion of the Underlying Index is represented by securities of companies in the financial services, consumer discretionary and industrials industries or sectors. The components of the Underlying Index are likely to change over time.

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for JKF shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Morningstar® US Large-Mid Cap Broad Value IndexSM (the “Underlying Index”), which measures the performance of stocks issued by large-mid capitalization companies that have exhibited above-average “value” characteristics as determined by Morningstar, Inc.’s (“Morningstar” or the “Index Provider”) proprietary index methodology. Underlying Index constituents are drawn from the pool of stocks issued by U.S. based companies that trade publicly on the New York Stock Exchange (“NYSE”), the NYSE Amex Equities or The NASDAQ Stock Market. The Morningstar index methodology defines “large-mid capitalization” stocks as those stocks that form approximately the top 90% of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly-traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. The stocks in the Underlying Index are designated as “value” because they are issued by companies that typically have relatively low valuations based on price-to-earnings, price-to-book value, price-to-sales, price-to-cash flow and dividend yields. The stocks in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for trading. As of September 30, 2020, a significant portion of the Underlying Index is represented by securities of companies in the financial services and healthcare industries or sectors. The components of the Underlying Index are likely to change over time.

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for JKG shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Morningstar® US Mid Cap IndexSM (the “Underlying Index”), which measures the performance of stocks issued by mid-capitalization companies that have exhibited both “growth” and “value” characteristics as determined by Morningstar, Inc.’s (“Morningstar” or the “Index Provider”) proprietary index methodology. Underlying Index constituents are drawn from the pool of stocks issued by U.S. based companies that trade publicly on the New York Stock Exchange (“NYSE”), the NYSE Amex Equities or The NASDAQ Stock Market. The Morningstar index methodology defines “mid-capitalization” stocks as those stocks that generally fall between the 70th and 90th percentile of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly-traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. Stocks of companies with, for example, relatively higher average historical and forecasted earnings, sales, equity and cash flow growth would be designated as “growth” securities. Stocks of companies with, for example, relatively low valuations based on price-to-book ratios, price-to-earnings ratios and other factors, are designated as “value” securities. Stocks that exhibit both growth and value characteristics are designated as “blend” securities and are included in the Underlying Index. The stocks in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for trading. As of September 30, 2020, a significant portion of the Underlying Index is represented by securities of companies in the industrial services and information technology industries or sectors. The components of the Underlying Index are likely to change over time.

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for JKJ shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Morningstar® US Small-Cap Extended IndexSM (the “Underlying Index”), which measures the performance of stocks issued by small-capitalization companies that have exhibited both “growth” and “value” characteristics as determined by Morningstar, Inc.’s (“Morningstar” or the “Index Provider”) proprietary index methodology. Underlying Index constituents are drawn from the pool of stocks issued by U.S. based companies that trade publicly on the New York Stock Exchange (“NYSE”), the NYSE Amex Equities or The NASDAQ Stock Market. The Morningstar index methodology defines “small-capitalization” stocks as those stocks that generally fall between the 90th and 99.5th percentile of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly-traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. Stocks of companies with, for example, relatively higher average historical and forecasted earnings, sales, equity and cash flow growth would be designated as “growth” securities. Stocks of companies with, for example, relatively low valuations based on price-to-book ratios, price-to-earnings ratios and other factors, are designated as “value” securities. Stocks that exhibit both growth and value characteristics are designated as “blend” securities and are included in the Underlying Index. The stocks in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for trading. As of September 30, 2020, a significant portion of the Underlying Index is represented by securities of companies in the healthcare services, information technology, consumer discretionary, and industrial services industries or sectors. The components of the Underlying Index are likely to change over time.

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for JKK shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Morningstar® US Small Cap Broad Growth Extended IndexSM (the “Underlying Index”),

which measures the performance of stocks issued by small-capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar, Inc.’s (“Morningstar” or the “Index Provider”) proprietary index methodology. Underlying Index constituents are drawn from the pool of stocks issued by U.S. based companies that trade publicly on the New York Stock Exchange (“NYSE”), the NYSE Amex Equities or The NASDAQ Stock Market. The Morningstar index methodology defines “small-capitalization” stocks as those stocks that generally fall between the 90th and 99.5th percentile of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly-traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. The stocks in the Underlying Index are designated as “growth” because they are issued by companies that typically have higher than average historical and forecasted earnings, sales, equity and cash flow growth. The stocks in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for trading. As of September 30, 2020, a significant portion of the Underlying Index is represented by securities of companies in the healthcare and information technology industries or sectors. The components of the Underlying Index are likely to change over time.

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for JKD shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Morningstar® US Large-Mid Cap IndexSM (the “Underlying Index”), which measures the performance of stocks issued by large-mid capitalization companies that have exhibited similar “growth” and “value” characteristics, as determined by Morningstar, Inc.’s (“Morningstar” or the “Index Provider”) proprietary index methodology. Underlying Index constituents are drawn from the pool of stocks issued by U.S. based companies that trade publicly on the New York Stock Exchange (“NYSE”), the NYSE Amex Equities or The NASDAQ Stock Market. The Morningstar index methodology defines “large-capitalization” stocks as those stocks that form approximately the top 90% of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly-traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. Stocks of companies with, for example, relatively higher than average historical and forecasted earnings, sales, equity and cash flow growth are designated as “growth” securities. Stocks of companies with, for example, relatively low valuations based on price-to-book ratios, price-to-earnings ratios and other factors are designated as “value” securities. Stocks that exhibit both growth and value characteristics are designated as “blend” securities and are included in the Underlying Index. The stocks in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for trading. As of September 30, 2020, a significant portion of the Underlying Index is represented by securities of companies in the information technology industry or sector. The components of the Underlying Index are likely to change over time.

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for JKH shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Morningstar® US Mid Growth IndexSM (the “Underlying Index”), which measures the performance of stocks issued by mid-capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar, Inc.’s (“Morningstar” or the “Index Provider”) proprietary index methodology. Underlying Index constituents are drawn from the pool of stocks issued by U.S. based companies that trade publicly on the New York Stock Exchange (“NYSE”), the NYSE Amex Equities or The NASDAQ Stock Market. The Morningstar index methodology defines “mid-capitalization” stocks as those stocks that generally fall between the 70th and 90th percentile of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly-traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. The stocks in the Underlying Index are designated as “growth” because they are issued by companies that typically have higher than average historical and forecasted earnings, sales, book value and cash flow growth. The stocks in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for trading. As of September 30, 2020, a significant portion of the Underlying Index is represented by securities of companies in the healthcare and information technology industries or sectors. The components of the Underlying Index are likely to change over time.

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for JKI shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Morningstar® US Mid Cap Broad Value IndexSM (the “Underlying Index”), which measures the performance of stocks issued by mid-capitalization companies that have exhibited “value” characteristics as determined by Morningstar, Inc.’s (“Morningstar” or the “Index Provider”) proprietary index methodology. Underlying Index constituents are drawn from the pool of stocks issued by U.S. based companies that trade publicly on the New York Stock Exchange (“NYSE”), the NYSE Amex Equities or The NASDAQ Stock Market (“NASDAQ”). The Morningstar index methodology defines “mid-capitalization” stocks as those stocks that generally fall between the 70th and 90th percentile of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly-traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. The stocks in the Underlying Index are designated as “value” because they are issued by companies that typically have relatively low valuations based on price-to-earnings, price-to-book value, price-to-sales, price-to-cash flow and dividend yields. The stocks in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for trading. As of September 30, 2020, a significant portion of the Underlying Index is represented by securities of companies in the financial services and industrials industries or sectors. The components of the Underlying Index are likely to change over time.

Change in the Fund’s “Construction and Maintenance of the Underlying Indexes”

The section entitled The Morningstar Indexes – Component Selection Criteria on page 40 of the SAI shall be deleted in its entirety and replaced with the following:

Component Selection Criteria. Except for Morningstar® US Dividend and Buyback Index, Morningstar Dividend Yield Focus Index, and Morningstar US Dividend Growth Index (as described below), each Underlying Index is a subset of the Morningstar® US Market Extended Index, a broad market index representing the top 99.5% of U.S. equity market capitalization. To be eligible for inclusion in the Morningstar US Market Extended Index, a stock must be listed on the NYSE, the NYSE Amex Equities, or NASDAQ, domiciled in the U.S. or have its primary stock market activities carried out in the U.S., have sufficient historical fundamental data available so that Morningstar can classify investment style, and be in the top 75% of companies in the investable universe based on its liquidity score. A security’s liquidity score is based on its average monthly trading volume in U.S. dollars. American Depository Receipts (“ADRs), American Depositary Shares, fixed-dividend shares, convertible notes, warrants, rights, limited partnerships, limited liability companies, bank holding companies and royalty and statutory trusts are not eligible for inclusion in the US Market Extended Index.

Except for Morningstar® US Dividend and Buyback Index, Morningstar Dividend Yield Focus Index, and Morningstar US Dividend Growth Index, the Morningstar Underlying Indexes are part of the Morningstar US Style Index family, which is based on the same methodology as the well-known Morningstar Style Box™. The Morningstar Style Box™ classification of each stock relies on prospective financial performance metrics – expressed as a yield (i.e., revenue yield, cash flow yield, dividend yield, and book value yield) and the per-share growth rate of each such metric – as derived from Morningstar’s proprietary models, and (when available) the Institutional Brokers Estimate System (“IBES”) forecast of each stock’s current year earnings per share and the IBES median long-term earnings growth forecast. The Morningstar Indexes are governed by transparent, objective rules for security selection, exclusion, rebalancing, and adjustments for corporate actions. Morningstar, Inc. (“Morningstar”) makes no subjective determinations related to index composition.

The section entitled “The Morningstar Indexes – Morningstar® US Large Core IndexSM” on page 41 of the SAI shall be deleted in its entirety and replaced with the following:

Morningstar® US Large-Mid Cap IndexSM

Number of Components: approximately 675

Index Description. The Morningstar US Large-Mid Cap Index measures the performance of stocks issued by large-mid capitalization companies that have exhibited average “growth” and “value” characteristics, as determined by Morningstar’s proprietary index methodology. The Morningstar index methodology defines “large-mid capitalization” stocks as those stocks that form approximately the top 90% of the market capitalization of the stocks eligible to be included in the Morningstar US Market Extended Index. The stocks in the Underlying Index are then designated as “blend,” “growth” or “value” based on their style orientations. Stocks of companies with, for example, relatively higher average historical and forecasted earnings, sales, equity and cash flow growth would be designated as “growth” securities. Stocks of companies with, for example, relatively low valuations based on price-to-book ratios, price-to-earnings ratios and other factors, are designated as “value” securities. Stocks that exhibit both growth and value characteristics are designated as “blend” securities.

The section entitled “The Morningstar Indexes – Morningstar® US Large Value IndexSM” on page 41 of the SAI shall be deleted in its entirety and replaced with the following:

Morningstar® US Large-Mid Cap Broad Value IndexSM

Number of Components: approximately 493

Index Description. The Morningstar US Large-Mid Cap Broad Value Index measures the performance of stocks issued by large-mid capitalization companies that have exhibited above-average “value” characteristics as determined by Morningstar’s proprietary index methodology. The Morningstar index methodology defines “large-mid capitalization” stocks as those stocks that form approximately the top 90% of the market capitalization of the stocks eligible to be included in the Morningstar US Market Extended Index. The stocks in the Underlying Index are then designated as “blend,” “growth” or “value” based on their style orientations. The stocks included in the Index are designated as “value” because they are issued by companies that typically have relatively low valuations based on price-to-earnings, price-to-book value, price-to-sales, price-to-cash flow and dividend yields.

The section entitled “The Morningstar Indexes – Morningstar® US Mid Core IndexSM” on page 41 of the SAI shall be deleted in its entirety and replaced with the following:

Morningstar® US Mid Cap IndexSM

Number of Components: approximately 490

Index Description. The Morningstar US Mid Cap Index measures the performance of stocks issued by mid-capitalization companies that have exhibited average “growth” and “value” characteristics as determined by Morningstar’s proprietary index methodology. The Morningstar index methodology defines “mid-capitalization” stocks as those stocks that generally fall between the 70th and 90th percentile of the market capitalization of the stocks eligible to be included in the Morningstar US Market Extended Index. The stocks in the Underlying Index are then designated as “blend,” “growth” or “value” based on their style orientations. Stocks of companies with, for example, relatively higher average historical and forecasted earnings, sales, equity and cash flow growth would be designated as “growth” securities. Stocks of companies with, for example, relatively low valuations based on price-to-book ratios, price-to-earnings ratios and other factors, are designated as “value” securities. Stocks that exhibit both growth and value characteristics are designated as “blend” securities.

The section entitled “The Morningstar Indexes – Morningstar® US Mid Growth IndexSM” on page 42 of the SAI shall be deleted in its entirety and replaced with the following:

Morningstar® US Mid Cap Broad Growth IndexSM

Number of Components: approximately 325

Index Description. The Morningstar US Mid Cap Broad Growth Index measures the performance of stocks issued by mid-capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar’s proprietary index methodology. The Morningstar index methodology defines “mid-capitalization” stocks as those stocks that generally fall between the 70th and 90th percentile of the market capitalization of the stocks eligible to be included in the Morningstar US Market Extended Index. The stocks in the

Underlying Index are then designated as “blend,” “growth” or “value” based on their style orientations. The stocks included in the Underlying Index are designated as “growth” because they are issued by companies that typically have higher than average historical and forecasted earnings, sales, book value and cash flow growth.

The section entitled “The Morningstar Indexes – Morningstar® US Mid Value IndexSM” on page 42 of the SAI shall be deleted in its entirety and replaced with the following:

Morningstar® US Mid Cap Broad Value IndexSM

Number of Components: approximately 326

Index Description. The Morningstar US Mid Cap Broad Value Index measures the performance of stocks issued by mid-capitalization companies that have exhibited “value” characteristics as determined by Morningstar’s proprietary index methodology. The Morningstar index methodology defines “mid-capitalization” stocks as those stocks that generally fall between the 70th and 90th percentile of the market capitalization of the stocks eligible to be included in the Morningstar US Market Index. The stocks in the Underlying Index are then designated as “blend,” “growth” or “value” based on their style orientations. The stocks included in the Index are designated as “value” because they are issued by companies that typically have relatively low valuations based on price-to-earnings, price-to-book value, price-to-sales, price-to-cash flow and dividend yields.

The section entitled “The Morningstar Indexes – Morningstar® US Small Core IndexSM” on page 42 of the SAI shall be deleted in its entirety and replaced with the following:

Morningstar® US Small Cap Extended IndexSM

Number of Components: approximately 1,599

Index Description. The Morningstar US Small Cap Extended Index measures the performance of stocks issued by small-capitalization companies that have exhibited average “growth” and “value” characteristics as determined by Morningstar’s proprietary index methodology. The Morningstar index methodology defines “small-capitalization” stocks as those stocks that generally fall between the 90th and 99.5th percentile of the market capitalization of the stocks eligible to be included in the Morningstar US Market Extended Index. The stocks in the Underlying Index are then designated as “blend,” “growth” or “value” based on their style orientations. Stocks of companies with, for example, relatively higher average historical and forecasted earnings, sales, equity and cash flow growth would be designated as “growth” securities. Stocks of companies with, for example, relatively low valuations based on price-to-book ratios, price-to-earnings ratios and other factors, are designated as “value” securities. Stocks that exhibit both growth and value characteristics are designated as “blend” securities.

The section entitled “The Morningstar Indexes – Morningstar® US Small Growth IndexSM” on page 42 of the SAI shall be deleted in its entirety and replaced with the following:

Morningstar® US Small Cap Broad Growth Extended IndexSM

Number of Components: approximately 1,029

Index Description. The Morningstar US Small Cap Broad Growth Extended Index measures the performance of stocks issued by small-capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar’s proprietary index methodology. The Morningstar index methodology defines “small-capitalization” stocks as those stocks that generally fall between the 90th and 99.5th percentile of the market capitalization of the stocks eligible to be included in the Morningstar US Market Extended Index. The stocks in the Underlying Index are then designated as “blend,” “growth” or “value” based on their style orientations. The stocks included in the Underlying Index are designated as “growth” because they are issued by companies that typically have higher than average historical and forecasted earnings, sales, equity and cash flow growth.

The section entitled “The Morningstar Indexes – Morningstar® US Small Value IndexSM” on page 42 of the SAI shall be deleted in its entirety and replaced with the following:

Morningstar® US Small Cap Broad Value Extended IndexSM

Number of Components: approximately 1,074

Index Description. The Morningstar US Small Cap Broad Value Extended Index measures the performance of stocks issued by small-capitalization companies that have exhibited “value” characteristics as determined by Morningstar’s proprietary index methodology. The Morningstar index methodology defines “small capitalization” stocks as those stocks that generally fall between the 90th and 99.5th percentile of the market capitalization of the stocks eligible to be included in the Morningstar US Market Extended Index. The stocks in the Underlying Index are then designated as “blend,” “growth” or “value” based on their style orientations. The stocks included in the Index are designated as “value” because they are issued by companies that typically have relatively low valuations based on price-to-earnings, price-to-book value, price-to-sales, price-to-cash flow and dividend yields.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

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